Trade and Other Payables	12 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Trade and other payables
12.	Trade and other payables

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD

Current
Trade payables – third parties	1,332,108	1,244,941	304,983
Amount due to related parties, net (Note 22)	338,786	783,043	191,828
Advances from a related party (Note 22)	5,149,801	4,984,763	1,221,157
Other payables	230,340	276,861	67,824
Provision	48,000	96,000	23,518
Accrued expenses	1,035,151	1,250,162	306,261
	8,134,186	8,635,770	2,115,571

Trade payables are non-interest bearing and are normally settled on 30 to 90 days’ (2025: 30 to 90 days’) credit term.

Accrued expenses mainly consisted of staff cost, interest payables, freight charges and professional fees.

Amount due to related parties is unsecured, non-interest bearing and repayment on demand.

Advances from a related party are non-trade in nature, unsecured and non-interest bearing. The advances were used to finance the Company’s IPO in 2024.

The provision pertained to estimated warranty, costs of dismantlement, removal or restoration of leased properties to its original condition as stipulated in the terms and conditions of the lease contracts.

The currency profiles of the Company’s trade and other payables as at the end of each reporting period are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Malaysian Ringgit	1,117,336	1,232,129	301,844
United States Dollar	5,805,035	5,904,818	1,446,550
Euro	523,228	929,327	227,664
Singapore Dollar	13,730	30,562	7,487
Japanese Yen	104,641	-	-
Thai Baht	-	60,374	14,790
Others	570,216	478,560	117,236
	8,134,186	8,635,770	2,115,571